SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Location
	Year ended December 31,
	2019	2020	2021

United States	$233,945	$246,811	$253,811
Israel	7,827	7,312	7,416
United Kingdom	36,146	33,101	35,530
Europe, the Middle East and Africa *)	85,757	101,453	120,382
Other	70,220	75,754	85,778

	$433,895	$464,431	$502,917

Schedule of Long-Lived Assets by Geographic Location
	December 31,
	2020	2021

United States	$9,363	$6,813
Israel	26,438	24,391
United Kingdom	1,756	1,294
Europe, the Middle East and Africa *)	274	474
Other	1,069	1,370

	$38,900	$34,342

*)Excluding United Kingdom and Israel